Semi-Annual Condensed Consolidated Cash Flow Statement € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)
Operating activities
(Loss)/Profit for the year	€ 21,021	€ 32,234
Income taxes	27,050	32,284
Depreciation, amortization and impairment of assets	88,204	78,605
Financial income	(15,901)	(32,531)
Financial costs	41,965	16,685
Exchange losses/(gains)	9,893	2,728
Write downs and other provisions	654	3,174
Write downs of the provision for obsolete inventory	10,856	17,096
Result from investments accounted for using the equity method	(2,661)	346
Losses arising from the sale of fixed assets	(1,511)	799
Other non-cash expenses/(income), net	11,776	2,357
Change in inventories	(51,806)	(36,108)
Change in trade receivables	(3,341)	(7,052)
Change in trade payables including customer advances	(2,014)	(1,583)
Change in other operating assets and liabilities	(69,396)	30,867
Interest paid	(10,974)	(8,293)
Income taxes paid	(25,440)	(40,737)
Net cash flows from operating activities	28,375	90,871
Investing activities
Payments for property plant and equipment	(15,824)	(16,996)
Proceeds from disposals of property plant and equipment	3,253	2,792
Payments for intangible assets	(12,715)	(7,571)
Proceeds from disposals of non-current financial assets	796	0
Payments for purchases of non-current financial assets	0	(8,750)
Proceeds from disposals of current financial assets and derivative instruments	31,040	43,719
Payments for acquisitions of current financial assets and derivative instruments	(21,204)	(57,197)
Advances for investments	0	(42,259)
Business combinations, net of cash acquired	0	(3,024)
Net cash flows (used in)/from investing activities	(14,654)	(89,286)
Financing activities
Proceeds from borrowings	0	63,531
Repayments of borrowings	(76,687)	(13,124)
Repayment of other non-current financial liabilities	(3,919)	0
Payments of lease liabilities	(64,641)	(49,650)
Payments for acquisition of non-controlling interests	0	(30,653)
Capital contribution	10,923	0
Sales of shares held in treasury	3,390	2,946
Purchase of own shares	0	(384)
Dividends paid to non-controlling interests	(4,147)	(548)
Net cash flows used in financing activities	(135,081)	(27,882)
Effects of exchange rate changes on cash and cash equivalents	8,452	2,763
Net increase/(decrease) in cash and cash equivalents	(112,908)	(23,534)
Cash and cash equivalents at the beginning of the year	459,791	317,291
Cash and cash equivalents at the end of the period included within assets held for sale	0	(7,820)
Cash and cash equivalents at the end of the year	€ 346,883	€ 285,937